Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

A SERIES OF JOHCM FUNDS TRUST

Supplement dated March 11, 2022

to the Prospectus and Statement of Additional Information

dated January 28, 2022

Effective immediately, Ada Chan is added as a portfolio manager of the JOHCM Emerging Markets Opportunities Fund (the “Fund”). The following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the Fund.

Within the Fund Summary relating to the Fund, the subsection “Portfolio Management—Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

James Syme, CFA	Paul Wimborne	Ada Chan
Senior Fund Manager	Senior Fund Manager	Fund Manager
Length of Service: Since 2013*	Length of Service: Since 2013*	Length of Service: Since 2022

*	Served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on July 19, 2021.

The following biographical information is added in the subsection “Management of the Funds--Portfolio Management” in the Prospectus.

Ada Chan

Fund Manager

JOHCM Emerging Markets Opportunities Fund

Ada Chan joined JOHCM in April 2011. Since May 2016, she has worked on the J O Hambro Global Emerging Markets Opportunities team. Prior to joining JOHCM, Ada spent three years at GMO LLC as an Investment Analyst. She previously worked at Baring Asset Management as an Equity Research Analyst. Prior to 2000, she worked as an International Management Trainee and Equity Research Intern at State Street Corporation and Salomon Smith Barney, respectively. Ada holds an MSc in Computer Information Systems and BA in Business Administration, both from Boston University.

The subsections “Portfolio Manager Holdings” and “Other Portfolio Manager Information” under “Investment Advisory and Other Services” in the SAI are hereby revised to indicate that Ada Chan has been added as a portfolio manager of the Fund. Information regarding other accounts managed by Ms. Chan, as well as her ownership of securities of the Fund, each as of February 28, 2022, is provided below.

JOHCM Emerging Markets Opportunities Fund	Individual(s)	Dollar Range of Equity Securities
	Ada Chan*	None

*	Please note that, as a non-U.S. resident, the Portfolio Manager is unable to invest directly in the Fund.

Ada Chan, Fund Manager, JOHCM Emerging Markets Opportunities Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee

Registered Investment Companies	1	0	$591.8	$0
Other Pooled Investment Vehicles	5	2	$1,157.8	$243.9
Other Accounts	1	0	$36.4	$0
Total	7	2	$1,786.0	$243.9

This Supplement and the Prospectus should be retained for future reference.